Document and Entity Information	Mar. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2025
Entity Registrant Name	Vaccinex, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38624
Entity Tax Identification Number	16-1603202
Entity Address Address Line 1	1895 Mount Hope Avenue
Entity Address City Or Town	Rochester
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14620
City Area Code	585
Local Phone Number	271-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VCNX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001205922